SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Feb. 28, 2023	Dec. 31, 2022
Schedule of the Class A ordinary shares reflected on balance sheet

Gross proceeds	$115,000,000
Less:
Class A ordinary shares issuance costs	(5,724,785)
Plus:
Adjustment of carrying value to initial redemption value	8,024,785
Accretion of carrying value to redemption value	1,485,342
Class A ordinary shares subject to possible redemption, November 30, 2022	$118,785,342
Plus:
Accretion of carrying value to redemption value	1,245,737
Class A ordinary shares subject to possible redemption, February 28, 2023	120,031,079

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	For the three months February 28, 2023		For the Period from December 6, 2021 (Inception) Through February 28, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$788,104	$195,075	$-	$(28,918)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	11,615,000	2,875,000	-	2,500,000
Basic and diluted net income (loss) per ordinary share	$0.07	$0.07	$-	$(0.01)

Allrites Holdings Pte Ltd And Subsidiaries [Member]
Schedule of estimated useful life

Assets	Estimated Useful Life
Computer Equipment	3 years
Computer Hardware & Software	3 years
Office Equipment	3 years